UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NYSA Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCK - 95.35%

Bank & Thrift - 0.61%
1,500	Hancock Bank & Thrift Opprotunity Fund	$ 20,595

Beverages - 7.29%
4,500	Pepsico, Inc.	246,465

Canned Fruit & Vegtable Preserves - 9.76%
3,000	H.J. Heinz Co.	112,800
5,000	Smuckers JM Co.	216,800
		329,600
Closed End Mutual Fund - 0.45%
43,500	Universal Capital Management, Inc. *	15,225

Electric Services - 2.65%
1,100,000	McKenzie Bay International Ltd. *	81,400
10,000	US Geothermal, Inc. *	8,300
		89,700
Electrical Industrial Apparatus - 0.53%
2,000	Zolteck Companies, Inc. *	17,980

Electromedical Apparatus - 5.95%
4,500	St. Jude Medical, Inc. *	148,320
1,500	Varian Associates, Inc. *	52,560
		200,880
Electronic & Other Electrical Equipment - 1.92%
4,000	General Electric Co.	64,800

Food & Kindred Products - 3.75%
5,500	Unilever Plc	126,610

General Industrial Machinery & Equipment - 1.28%
4,000	Graham Corp.	43,280

General Machinery & Equipment - 5.47%
6,500	Pall Corp.	184,795

Industrial Organic Chemicals - 0.07%
20,000	Global Green Solutions, Inc. *	2,200

Instruments For Measuring Electricity - 0.85%
14,000	Adher Test Systems	28,700

Manufacturer Plastic Containers - 2.77%
93,755	Espsco LLC	93,755
.
Miscellaneous Electrical Machinery - 2.15%
20,000	Advanced Battery Technologies, Inc. *	53,200
5,000	Fuelcell Energy, Inc. *	19,400
		72,600
Miscellaneous Plastic Products - 0.34%
20,000	Lightwave Logic, Inc. *	11,600

Newspapers, Printing & Publishing - 0.00%
3,900	Gatehouse Media, Inc.	156

Oil & Gas Field Machinery & Equipment - 3.50%
17,000	Bolt Technology Corp. *	118,320

Oil & Gas Field Exploration Services - 3.70%
200,000	Black Dragon Resources *	360
7,000	Dawson Geophysics Co. *	124,670
		125,030
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 9.40%
2,500	Intuitive Surgical, Inc. *	317,475

Perfumes & Cosmetics - 0.00%
36,500	Tasker Products Corp. *	4

Pharmaceutical Preparations - 8.85%
5,000	Johnson & Johnson	299,150

Railroad Equipment - 2.05%
9,600	Protec Rail Products, Inc.	69,408

Retail Eating - 0.92%
500	Chipotle Mexican Grill, Inc. *	30,990

Secondary Smelting Nonferrous Metals - 0.18%
4,000	Metalico, Inc. *	6,200

Security & Commodity Brokers - 1.22%
1,500	NYSE Euronext	41,070

Semiconductors & Related Devices - 0.34%
4,000	GT Solar International	11,560

Services - Comedical, Physical & Biological Research - 0.04%
100,000	Power 3 Medical Products, Inc. *	1,200

Software - 0.07%
220,000	Nibex, Inc. +	2,200

Sugar & Confectionery Products - 0.24%
1,520	Rocky Mountain Chocolate Factory, Inc.	8,071

Surgical & Medical Instruments - 16.11%
15,000	Accuray, Inc. *	77,400
2,000	Bard CR, Inc.	168,520
2,000	Boston Scientific Corp. *	15,480
2,000	Stryker Corp.	79,900
67,666	Transluminal Technologies LLC. +	202,998
		544,298
Wholesale Industrial Machinery & Equipment - 2.90%
6,700	DXP Enterprises, Inc. *	97,887

TOTAL FOR COMMON STOCK (Cost $4,154,900) - 95.35%		$ 3,221,804

SHORT TERM INVESTMENTS - 5.13%
173,260	Huntington U.S. Treasury Money Market IV 0.09% ** (Cost $173,260)	173,260

TOTAL INVESTMENTS (Cost $4,328,160) - 100.48%		$ 3,395,064

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.48%)		(16,087)

NET ASSETS - 100.00%		$ 3,378,977

+ Restricted Security
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.

NOTES TO FINANCIAL STATEMENTS
NYSA Fund
1. SECURITY TRANSACTIONS
At December 31, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,328,160 amounted to $933,096, which consisted of aggregate gross unrealized appreciation of
$95,554 and aggregate gross unrealized depreciation of $1,028,650.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,395,064	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,395,064	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date February 25, 2009

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date February 25, 2009

* Print the name and title of each signing officer under his or her signature.